Financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Instruments [Abstract]
Summary of Remaining Contractual Maturities for Borrowings and Derivative Financial Instruments	The table shows undiscounted principal and interest cash flows and includes contractual gross cash flows to be exchanged as part of cross-currency interest rate swaps and forward foreign exchange contracts where there is a legal right of set-off.
AT 31 DECEMBER 2018		Contractual cash flow
	Carrying amount £m	Within 1 year £m	1-2 years £m	2-3 years £m	3-4 years £m	4-5 years £m	More than 5 years £m	Total £m
Borrowings
Fixed rate borrowings	(5,315)	(752)	(610)	(552)	(879)	(732)	(2,555)	(6,080)
Floating rate borrowings	(690)	(686)	–	–	–	–	(4)	(690)
Lease liabilities	(360)	(104)	(92)	(75)	(47)	(30)	(63)	(411)

Derivative financial liabilities
Interest rate derivatives	(15)	(2)	(2)	(2)	(2)	(3)	(8)	(19)
Cross-currency interest rate swaps	(1)	(48)	(21)	(21)	(21)	(39)	(557)	(707)
Forward foreign exchange contracts	(53)	(1,498)	(375)	(181)	(25)	–	–	(2,079)

Derivative financial assets
Interest rate derivatives	21	12	13	3	1	5	3	37
Cross-currency interest rate swaps	13	33	8	8	8	25	553	635
Forward foreign exchange contracts	13	1,473	361	173	26	–	–	2,033
Total	(6,387)	(1,572)	(718)	(647)	(939)	(774)	(2,631)	(7,281)

AT 31 DECEMBER 2017 RESTATED		Contractual cash flow
	Carrying amount £m	Within 1 year £m	1-2 years £m	2-3 years £m	3-4 years £m	4-5 years £m	More than 5 years £m	Total £m
Borrowings
Fixed rate borrowings	(4,393)	(331)	(703)	(575)	(518)	(805)	(2,198)	(5,130)
Floating rate borrowings	(469)	(464)	–	–	–	–	(5)	(469)
Lease liabilities	(391)	(100)	(91)	(79)	(64)	(34)	(82)	(450)

Derivative financial liabilities	(13)	(1)	(1)	(2)	(2)	(4)	(8)	(18)
Interest rate derivatives	(2)	(258)	(17)	(18)	(18)	(18)	(541)	(870)
Cross-currency interest rate swaps	(42)	(2,148)	(418)	(188)	(41)	–	–	(2,795)
Forward foreign exchange contracts

Derivative financial assets
Interest rate derivatives	20	13	11	10	1	–	–	35
Cross-currency interest rate swaps	42	246	7	7	7	7	554	828
Forward foreign exchange contracts	53	2,139	422	193	42	–	–	2,796
Total	(5,195)	(904)	(790)	(652)	(593)	(854)	(2,280)	(6,073)

Summary of Cash Flow Hedges	The table below details the designated fair value hedge relationships that were in place at 31 December 2018, swapping fixed rate term debt issues denominated in US dollars (USD) and euros to floating rate USD and euro debt respectively for the whole or part of their term, together with the related fixed and floating rates.
FAIR VALUE HEDGE RELATIONSHIPS	31 December 2018 Principal amount £m	31 December 2017 Principal amount £m	Fixed Rate	Floating Rate
€550m loan notes and €550m interest rate swaps maturing 2020	(494)	(489)	2.5%	LIBOR+1.1%
€500m bond and €500m interest rate swaps maturing 2021	(449)	(444)	0.4%	LIBOR+0.3%
$700m bond and $700m interest rate swaps maturing 2023	(549)	0	3.5%	LIBOR+0.8%
€500m bond and €500m interest rate swaps maturing 2024	(449)	(444)	1.0%	LIBOR+0.7%
€600m bond and €600m/$669.3m cross-currency interest rate swaps maturing 2025	(525)	(495)	1.3%	LIBOR+1.3%
$200m bond and $200m interest rate swaps maturing 2027	(157)	(148)	7.2%	LIBOR+5.8%
	(2,623)	(2,020)

Summary of Gains and Losses on the Borrowings and Related Derivatives Designated as Fair Value Hedges

The gains and losses on the borrowings and related derivatives designated as fair value hedges, which are included in the income statement as part of finance costs, together with the total carrying values of the borrowings and related derivatives included in the statement of financial position, for the three years ended 31 December 2018, 2017 and 2016 were as follows:

GAINS/(LOSSES) ON BORROWINGS AND RELATED DERIVATIVES AND CARRYING VALUES	1 January 2018 £m	Fair value movement gain/(loss) £m	Exchange gain/(loss) £m	31 December 2018 £m	Carrying values £m
USD debt	12	–	1	13	(701)
Related interest rate swaps	(12)	(1)	(1)	(14)	(14)
	–	(1)	–	(1)	(715)
EUR debt	(17)	(21)	(1)	(39)	(1,952)
Related interest rate swaps	17	21	1	39	39
	–	–	–	–	(1,913)
Total relating to USD and EUR debt	(5)	(21)	–	(26)	(2,653)
Total related interest rate swaps	5	20	–	25	25
Net loss on borrowings and related derivatives/ total carrying value	–	(1)	–	(1)	(2,628)

GAINS/(LOSSES) ON BORROWINGS AND RELATED DERIVATIVES AND CARRYING VALUES	1 January 2017 £m	Fair value movement gain/(loss) £m	De-designated £m	Exchange gain/(loss) £m	31 December 2017 £m	Carrying values £m
USD debt	16	(1)	(2)	(1)	12	(147)
Related interest rate swaps	(16)	1	2	1	(12)	(12)
	–	–	–	–	–	(159)
EUR debt	(33)	17	–	(1)	(17)	(1,922)
Related interest rate swaps	32	(16)	–	1	17	17
	(1)	1	–	–	–	(1,905)
Total relating to USD and EUR debt	(17)	16	(2)	(2)	(5)	(2,069)
Total related interest rate swaps	16	(15)	2	2	5	5
Net (loss)/gain on borrowings and related derivatives/total carrying value	(1)	1	–	–	–	(2,064)

GAINS/(LOSSES) ON BORROWINGS AND RELATED DERIVATIVES AND CARRYING VALUES	1 January 2016 £m	Fair value movement gain/(loss) £m	De-designated £m	Exchange gain/(loss) £m	31 December. 2016 £m	Carrying values £m
USD debt	2	13	–	1	16	(378)
Related interest rate swaps	(2)	(13)	–	(1)	(16)	(16)
	–	–	–	–	–	(403)
GBP debt	(14)	–	14	–	–	–
Related interest rate swaps	14	–	(14)	–	–	–
	–	–	–	–	–	–
EUR debt	(9)	(21)	–	(3)	(33)	(1,011)
Related interest rate swaps	8	21	–	3	32	32
	(1)	–	–	–	(1)	(979)
Total relating to USD, GBP and EUR debt	(21)	(8)	14	(2)	(17)	(1,398)
Total related interest rate swaps	20	8	(14)	2	16	16
Net loss on borrowings and related derivatives/total carrying value	(1)	–	–	–	(1)	(1,382)

Summary of Movements in the Hedge Reserve Including Gains and Losses on Cash Flow Hedging Instruments

Movements in the hedge reserve in 2017 and 2018 and, with effect from 1 January 2018, the cost of hedging reserve, including gains and losses on cash flow hedging instruments, were as follows:

	Interest rate hedge reserve £m	Cost of hedging reserve £m	Foreign currency hedge reserve £m	Total £m
Hedge reserve at 1January 2017: gains/(Losses) deferred	8	–	(169)	(161)
Gains arising in 2017	63	–	74	137
Amounts recognised in income statement	(65)	–	90	25
Exchange translation differences	(1)	–	(2)	(3)
Hedge reserve at 31 December 2017: gains/( losses) deferred	5	–	(7)	(2)
Reclassification on 1 January 2018	(1)	1	–	–
Losses arising in 2018	–	(8)	(51)	(59)
Amounts recognised in income statement	(3)	–	20	17
Exchange translation differences	–	–	–	–
Hedge reserve at 31 December 2018: gains/( losses) deferred	1	(7)	(38)	(44)

Summary of Deferred Gains and Losses on Cash Flow Hedges Currently Expected to Recognised in Future Period

The deferred gains and losses on foreign currency cash flow hedges at 31 December 2018 are currently expected to be recognised in the income statement in future years as shown in the table below, together with the principal amount of hedges relating to each year and their total carrying values included within derivative assets and liabilities in the statement of financial position:

	Foreign currency hedge reserve £m	Principal amount of hedges £m	Carrying values £m
2019	(14)	481	(20)
2020	(13)	486	(13)
2021	(10)	228	(10)
2022	(1)	64	(1)
Total	(38)	1,259	(44)